COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	1 Months Ended
	Nov. 30, 2019 USD ($) installment	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Non cancelable purchase obligation		$ 30,542
Royalty Buyout Agreement [Member]
Accrued Royalties	$ 49,008
Installment amount	$ 32,178
Number of annual installments | installment	3
Royalty Agreement Terms [Member]
Contractual Obligation			$ 11,684	$ 11,625